Shareholders Equity (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Beginning Balance, Amount	$ (497,242)	$ (22,919)
Fair value of vested options issued	$ 50,637	$ 128,629
Common stock issued for services at $0.51		71,100
Common stock issued for services at $0.51		31,875
Beneficial conversion feature		350,000
Net comprehensive loss for the year		(1,055,927)
Common stock cancelled
Net loss for the year	50,304
Ending Balance, Amount	(396,301)	(497,242)	(22,919)
Common Stock Shares
Beginning Balance, Shares	11,939,412	11,550,000
Fair value of vested options issued
Common stock issued for services at $0.51		139,412
Common stock issued for services at $0.51		250,000
Beneficial conversion feature
Net comprehensive loss for the year
Common stock cancelled	(187,500)
Net loss for the year
Ending Balance, Shares	11,751,912	11,939,412	11,550,000
Common Stock Amount
Beginning Balance, Amount	1,389,500	1,190,900
Fair value of vested options issued
Common stock issued for services at $0.51		71,100
Common stock issued for services at $0.51		127,500
Beneficial conversion feature
Net comprehensive loss for the year
Common stock cancelled	(95,625)
Net loss for the year
Ending Balance, Amount	1,293,875	1,389,500	1,190,900
Additional Paid-In Capital
Beginning Balance, Amount	801,896	323,267
Fair value of vested options issued	$ 50,637	$ 128,629
Common stock issued for services at $0.51
Beneficial conversion feature		350,000
Net comprehensive loss for the year
Common stock cancelled
Net loss for the year
Ending Balance, Amount	852,533	801,896	323,267
Accumulated Deficit
Beginning Balance, Amount	(2,553,681)	(15,080,910)
Fair value of vested options issued
Common stock issued for services at $0.51
Beneficial conversion feature
Net comprehensive loss for the year		(1,045,590)
Common stock cancelled
Net loss for the year	50,304
Ending Balance, Amount	(2,503,377)	(2,553,681)	(15,080,910)
Accumulated Comprehensive Loss
Beginning Balance, Amount	(39,332)	(28,955)
Fair value of vested options issued
Common stock issued for services at $0.51
Beneficial conversion feature
Net comprehensive loss for the year		(10,337)
Common stock cancelled
Net loss for the year
Ending Balance, Amount	(39,332)	(39,332)	(28,955)
Treasury Stock
Beginning Balance, Shares
Beginning Balance, Amount	(95,625)
Fair value of vested options issued
Common stock issued for services at $0.51
Common stock issued for services at $0.51		(95,625)
Beneficial conversion feature
Net comprehensive loss for the year
Common stock cancelled	95,625
Net loss for the year
Ending Balance, Amount		$ (95,625)